Commitments and contingencies - Contingencies (Details) - Dec. 31, 2015 £ in Thousands, $ in Thousands	USD ($)	GBP (£)
2014 tax credit
Disclosure of contingent liabilities [line items]
Provision for risk	$ 252	£ 170